Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	SOBR Safe, Inc.
Entity Central Index Key	0001425627
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0731818
Entity Address Address Line 1	6400 S. Fiddlers Green Circle
Entity Address Address Line 2	Suite 1400
Entity Address City Or Town	Greenwood Village
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80111
City Area Code	844
Amendment Description	SOBR Safe, Inc. (the “Registrant”) is filing this Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1 (File No. 333-281773) as an exhibits-only filing to file Exhibit 5.1 and 23.3 (which is included in Exhibit 5.1). Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 16 of Part II of the Registration Statement, including the signature page and the exhibit index, and the filed exhibits. The prospectus is unchanged and has been omitted.
Local Phone Number	762-7723